UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND
Schedule of Investments
September 30, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Commodity Index-Linked Structured Notes(a)(b) — 5.0%
Barclays Bank PLC(c)
$2,800,000		0.156%	01/24/11	$2,804,271
1,000,000		0.156	03/25/11	1,017,784
1,600,000		0.156	05/27/11	1,742,033
14,460,000		0.156	07/27/11	16,073,492
1,500,000		0.156	09/20/11	1,575,611
Citigroup Funding, Inc.(d)(e)
4,000,000		0.162	12/03/10	6,019,536
3,100,000		0.334	12/03/10	5,934,758
3,400,000		0.092	12/28/10	4,148,088
UBS AG(d)
1,833,000	(e)	0.056	03/25/11	3,004,881
2,435,000	(c)	0.106	03/25/11	2,951,658
3,530,000	(e)	0.106	05/27/11	4,879,277
800,000	(c)	0.106	07/27/11	1,004,187
2,800,000	(e)	0.106	09/27/11	3,591,736
1,300,000	(e)	0.107	11/23/11	1,295,418

TOTAL COMMODITY INDEX-LINKED STRUCTURED NOTES				$56,042,730

Agency Debentures(f) — 44.1%
FHLB
$120,000,000		0.288%	11/10/10	$119,984,040
FHLMC
150,000,000		0.285	11/22/10	149,974,050
230,000,000	(g)	0.240	01/18/11	229,895,580

TOTAL AGENCY DEBENTURES				$499,853,670

Shares	Description	Value
Exchange Traded Fund — 2.9%
727,359	iShares MSCI Emerging Markets Index Fund	$32,563,863

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(h) — 42.0%
The Bank of New York Mellon Corp.
$475,800,000	0.250%	10/01/10	$475,800,000
Maturity Value: $475,803,304
Collateralized by United States Treasury Notes, 0.75%-3.375%, due 1/31/12-11/15/19. The aggregate market value of the collateral, including accrued interest, was $485,316,069.

Shares	Rate	Value
Short-term Investment(b) — 4.5%
JPMorgan U.S. Government Money Market Fund — Capital Shares
51,388,688	0.129%	$51,388,688

TOTAL INVESTMENTS — 98.5%		$1,115,648,951

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		16,605,745

NET ASSETS — 100.0%		$1,132,254,696

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser. Total market value of Rule 144A securities amounts to $56,042,730, which represents approximately 5.0% of net assets as of September 30, 2010.

(b) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

(c) Security is linked to the S&P GSCI Total Return Index (the “GSCI Total Return Index”). The GSCI Total Return Index is a composite of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is diversified across the spectrum of commodities. The GSCI Total Return Index currently includes twenty-four commodities in five broad sectors: energy, industrial metals, precious metals, agricultural produces, and livestock products.

(d) These Structured Notes take into consideration a leverage factor of 300% on the return of the underlying linked index.

(e) Security is linked to the S&P GSCI Precious Metals Total Return Index (the “GSCI Precious Metals Index”). The GSCI Precious Metals Index represents an unleveraged, long-only investment in commodity futures. The GSCI Precious Metals Index is a part of a series of sub-indices calculated by Standard and Poor’s that represents components of the S&P GSCI from a number of commodity sectors. The GSCI Precious Metals Index comprises gold and silver.

(f) Interest rate represents the annualized yield on date of purchase.

(g) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(h) Unless noted, all repurchase agreements were entered into on September 30, 2010.

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2010, the Fund had outstanding forward foreign currency exchange contracts to purchase foreign currencies:

Forward Foreign Currency Exchange Contracts with Unrealized Gain

		Contract	Expiration	Current	Unrealized
Counterparty	Currency	Type	Date	Value	Gain

Peregrine Securities Ltd.	EUR	Purchase	12/15/10	$1,192,214	$2,441
	JPY	Purchase	12/15/10	2,397,670	3,951
Societe Generale SA	GBP	Purchase	12/15/10	37,681,920	474,231
	EUR	Purchase	12/15/10	35,766,412	2,250,752
	JPY	Purchase	12/15/10	34,616,352	192,364

TOTAL					$2,923,739

Forward Foreign Currency Exchange Contracts with Unrealized Loss

		Contract	Expiration	Current	Unrealized
Counterparty	Currency	Type	Date	Value	Loss

Peregrine Securities Ltd.	GBP	Purchase	12/15/10	$2,060,730	$(12,128)

FUTURES CONTRACTS — At September 30, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	979	December 2010	$36,541,944	$(533,439)
FTSE 100 Index	454	December 2010	39,435,764	18,663
Russell 2000 Mini Index	(1,232)	December 2010	(83,098,400)	(4,342,855)
S&P 500 E-mini Index	3,245	December 2010	184,429,575	5,864,929
TSE TOPIX Index	363	December 2010	35,939,087	(3,549)
10 Year U.S. Treasury Notes	(817)	December 2010	(102,980,297)	(1,203,848)

TOTAL				$(200,099)

TAX INFORMATION — At September 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,098,860,392

Gross unrealized gain	16,883,821
Gross unrealized loss	(95,262)

Net unrealized security gain	$16,788,559

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS COMMODITY STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 3.9%
Collateralized Mortgage Obligations — 1.5%
Regular Floater(a)(b) — 0.1%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A
$852,183	0.809%	02/25/48	$854,429

Sequential Fixed Rate — 1.4%
FDIC Structured Sale Guaranteed Notes Series 2010 A-1(a)(c)
1,000,000	0.000	10/25/11	992,930
FNMA REMIC Series 2009-70, Class AL
8,016,101	5.000	08/25/19	8,649,640

			9,642,570

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$10,496,999

Federal Agencies — 2.4%
Adjustable Rate FHLMC(b) — 0.4%
$3,038,259	3.257%	01/01/37	$3,178,226

FHLMC — 1.1%
2,280	5.000	09/01/16	2,430
30,812	5.000	11/01/16	32,836
7,271	5.000	12/01/16	7,748
97,130	5.000	01/01/17	103,593
175,857	5.000	02/01/17	187,686
131,452	5.000	03/01/17	140,294
240,139	5.000	04/01/17	256,292
5,644	5.000	05/01/17	6,023
3,948	5.000	06/01/17	4,214
8,743	5.000	08/01/17	9,331
621,132	5.000	09/01/17	662,913
1,856,043	5.000	10/01/17	1,980,894
1,719,140	5.000	11/01/17	1,834,781
231,919	5.000	12/01/17	247,520
56,713	5.000	01/01/18	60,488
407,366	5.000	02/01/18	434,851
285,969	5.000	03/01/18	305,350
213,826	5.000	04/01/18	228,379
106,537	5.000	05/01/18	113,822
76,660	5.000	06/01/18	81,902
155,585	5.000	07/01/18	166,190
69,916	5.000	08/01/18	74,665
23,163	5.000	10/01/18	24,738
41,092	5.000	11/01/18	43,886
7,744	5.000	02/01/19	8,281
709,042	5.500	01/01/20	767,150

			7,786,257

FNMA — 0.9%
625,106	4.000	12/01/14	646,699
793,147	4.000	02/01/15	820,933
1,361,484	4.000	03/01/15	1,428,770
1,654,595	5.000	05/01/17	1,764,935
239,462	5.000	03/01/18	255,490
650,914	5.000	04/01/18	694,458
34,323	5.000	01/01/20	36,710
318,582	5.000	03/01/38	335,119

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations — (continued)
Federal Agencies — (continued)
FNMA — (continued)
$319,895	5.000%		04/01/38	$336,500

				6,319,614

TOTAL FEDERAL AGENCIES				$17,284,097

TOTAL MORTGAGE-BACKED OBLIGATIONS				$27,781,096

Agency Debentures — 14.5%
FHLB
$12,000,000	1.375%		05/16/11	$12,080,112
30,000,000	0.497	(b)	10/13/11	30,003,330
2,800,000	1.750		08/22/12	2,865,671
17,200,000	1.875		11/19/12	17,236,616
FNMA
15,000,000	3.125		01/21/15	15,124,512
15,000,000	3.000		01/28/15	15,133,606
10,000,000	3.000		02/17/15	10,098,192

TOTAL AGENCY DEBENTURES				$102,542,039

Asset-Backed Securities — 0.1%
Home Equity — 0.1%
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
$200,910	7.000%		09/25/37	$128,972
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
245,183	7.000		09/25/37	140,232

TOTAL ASSET-BACKED SECURITIES				$269,204

Government Guarantee Obligations(d) — 5.8%
Citibank NA
$11,000,000	1.375%		08/10/11	$11,102,883
Citigroup Funding, Inc.
7,400,000	0.805	(b)	04/30/12	7,442,720
1,800,000	1.875		10/22/12	1,846,758
General Electric Capital Corp.
2,200,000	0.493	(b)	03/12/12	2,213,933
7,400,000	0.467	(b)	06/01/12	7,425,093
7,800,000	2.625		12/28/12	8,143,202
U.S. Central Federal Credit Union
1,400,000	1.250		10/19/11	1,412,898
1,100,000	1.900		10/19/12	1,128,782

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$40,716,269

U.S. Treasury Obligations — 27.4%
United States Treasury Bill
$70,000,000	0.000	%(c)	12/16/10	$69,980,790
United States Treasury Inflation-Protected Securities
10,400,000	2.375		04/15/11	11,563,163
3,400,000	3.000		07/15/12	4,377,652

GOLDMAN SACHS COMMODITY STRATEGY FUND
Consolidated Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
U.S. Treasury Obligations — (continued)
United States Treasury Notes
$76,600,000	4.500	%(e)	02/28/11	$77,970,375
9,900,000	1.000		03/31/12	9,997,515
17,600,000	0.625		06/30/12	17,671,630
1,400,000	1.250		09/30/15	1,398,026
United States Treasury Principal-Only STRIPS(c)
700,000	0.000		11/15/26	404,152

TOTAL U.S. TREASURY OBLIGATIONS				$193,363,303

Shares	Rate	Value
Short-term Investment(b) — 27.7%
JPMorgan U.S. Government Money Market Fund — Capital Shares
195,364,302	0.129%	$195,364,302

TOTAL INVESTMENTS — 79.4%		$560,036,213

OTHER ASSETS IN EXCESS OF LIABILITIES — 20.6%		145,401,618

NET ASSETS — 100.0%		$705,437,831

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,847,359, which represents approximately 0.3% of net assets as of September 30, 2010.

(b) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

(c) Issued with zero coupon. Income is recognized through the accretion of discount.

(d) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS COMMODITY STRATEGY FUND
Consolidated Schedule of Investments (continued)
September 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At September 30, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Current Value	Gain (Loss)

Eurodollars	(127)	December 2010	$(31,635,700)	$(66,617)
Eurodollars	(80)	March 2011	(19,918,000)	(88,934)
Eurodollars	(80)	June 2011	(19,903,000)	(127,491)
Eurodollars	(80)	September 2011	(19,884,000)	(163,358)
Eurodollars	(80)	December 2011	(19,860,000)	(196,763)
Eurodollars	(80)	March 2012	(19,833,000)	(221,708)
U.S. Treasury Bonds	18	December 2010	2,406,937	(405)
5 Year U.S. Treasury Notes	(66)	December 2010	(7,977,234)	(51,483)
10 Year U.S. Treasury Notes	(16)	December 2010	(2,016,750)	(46,026)

TOTAL				$(962,785)

SWAP CONTRACTS — At September 30, 2010, the Fund had outstanding swap contracts with the following terms:
TOTAL RETURN SWAP CONTRACTS ON COMMODITY INDICES(a)

		Notional
		Amount	Rate Paid	Termination	Market
Counterparty	Reference Obligation	(000’s)	by the Fund	Date	Value(b)

Merrill Lynch & Co., Inc.	MLCX — Enhanced Benchmark B06 Total
	Return Index	$70,000	0.42%	12/15/10	$1,915,330
Merrill Lynch & Co., Inc.	S&P GSCI Total Return Index	72,000	0.42	12/15/10	2,161,061
		69,335	0.42	12/15/10	1,453,523
UBS AG	S&P GSCI Total Return Index 2 Month Forward	473,799	0.39	01/20/11	17,937,654

TOTAL					$23,467,568

(a) The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation.

(b) There are no upfront payments on the swap contracts listed above; therefore the unrealized gains (losses) on the swap contracts are equal to their market value.
TAX INFORMATION — At September 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$558,532,823

Gross unrealized gain	1,690,391
Gross unrealized loss	(187,001)

Net unrealized security gain	$1,503,390

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DYNAMIC ALLOCATION FUND
Schedule of Investments
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Commodity Index-Linked Structured Notes(a)(b)(c) — 5.1%
Barclays Bank PLC
$491,000	0.156%	06/20/11	$515,625
800,000	0.156	08/29/11	903,352
UBS AG(d)
3,250,000	0.106	08/29/11	3,990,081

TOTAL COMMODITY INDEX-LINKED STRUCTURED NOTES			$5,409,058

Shares	Description	Value
Exchange Traded Funds — 16.4%
102,587	iShares MSCI Emerging Markets Index Fund	$4,592,820
190,538	iShares Russell 2000 Index Fund	12,855,599

TOTAL EXCHANGE TRADED FUNDS		$17,448,419

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligation(e) — 29.1%
United States Treasury Inflation Indexed Bonds
$29,620,000	1.141%	07/15/20	$31,069,610

Shares	Rate	Value
Short-term Investment(b) — 53.6%
JPMorgan U.S. Government Money Market Fund — Capital Shares
57,075,868	0.129%	$57,075,868

TOTAL INVESTMENTS — 104.2%		$111,002,955

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(4,514,913)

NET ASSETS — 100.0%		$106,488,042

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser .Total market value of Rule 144A securities amounts to $5,409,058, which represents approximately 5.1% of net assets as of September 30, 2010.

(b) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

(c) Security is linked to the Dow Jones-UBS Commodity Index Total Return (the “DJ-UBSCI Total Return”). The DJ-UBSCI Total Return is a composite of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is diversified across the spectrum of commodities. The DJ-UBSCI Total Return is composed of nineteen commodities in nine diverse sectors: energy, petroleum, precious metals, industrial metals, grains, livestock, softs, agriculture and energy.

(d) These Structured Notes take into consideration a leverage factor of 300% on the return of the underlying linked index.

(e) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS DYNAMIC ALLOCATION FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Amsterdam Index	7	October 2010	$637,933	$(1,494)
CAC 40 Index	50	October 2010	2,528,829	(44,709)
DAX Index	9	December 2010	1,914,310	(12,387)
Euro-Bund	23	December 2010	4,120,955	20,074
FTSE 100 Index	62	December 2010	5,385,501	260
FTSE/MIB Index	5	December 2010	695,292	(9,828)
Hang Seng Index	5	October 2010	719,436	2,107
IBEX 35 Index	7	October 2010	996,120	(28,792)
Long Gilt	5	December 2010	976,471	2,557
MSCI Singapore Index	8	October 2010	442,613	(1,824)
OMX Stockholm 30 Index	49	October 2010	790,029	5,390
S&P 500 E-mini Index	119	December 2010	6,763,365	191,014
S&P/TSX 60 Index	20	December 2010	2,771,115	45,150
SPI 200 Index	19	December 2010	2,111,912	(21,748)
TSE TOPIX Index	54	December 2010	5,346,310	(6,932)
10 Year Australian Treasury Bonds	1	December 2010	104,268	457
10 Year Canadian Government Bonds	2	December 2010	245,855	2,778
10 Year Japanese Government Bonds	3	December 2010	5,154,049	70,101
10 Year U.S. Treasury Notes	338	December 2010	42,603,844	245,719

TOTAL				$457,893

SWAP CONTRACTS — At September 30, 2010, the Fund had outstanding swap contracts with the following terms:

CREDIT DEFAULT SWAP CONTRACTS

							Upfront
			Rates				Payments
		Notional	Received		Credit Spread at		Made
	Reference	Amount	(Paid) by the	Termination	September 30, 2010(a)	Market	(Received) by	Unrealized
Counterparty	Obligation	(000’s)	Fund	Date	(basis points)	Value	the Fund	Gain (Loss)

Protection Sold:
Credit Suisse (International) Holding AG	CDX North America High Yield Index	$7,100	5.00%	12/20/15	562	$171,199	$204,125	$(32,926)
UBS AG	CDX North America Emerging Markets Index	100	5.00	12/20/15	224	13,446	13,293	153

TOTAL						$184,645	$217,418	$(32,773)

(a) A credit spread on the referenced obligation, together with the period of expiration, is an indicator of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS DYNAMIC ALLOCATION FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At September 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$108,797,938

Gross unrealized gain	2,205,017
Gross unrealized loss	—

Net unrealized security gain	$2,205,017

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 98.3%
Australia — 14.3%
4,490,359	Challenger Diversified Property Group (REIT) (Diversified)	$2,217,434
3,167,894	Charter Hall Office REIT (REIT) (Office)	7,470,789
7,621,188	Commonwealth Property Office Fund (REIT) (Office)	6,772,421
4,452,164	Dexus Property Group (REIT) (Diversified)	3,683,104
11,889,952	ING Office Fund (REIT) (Office)	6,901,235
1,449,109	Stockland Corp. Ltd.(REIT) (Diversified)	5,387,085
17,790,462	Valad Property Group (REIT) (Office)*	1,309,788
1,482,781	Westfield Group (REIT) (Retail)	17,594,923

		51,336,779

Austria — 1.3%
843,627	Atrium European Real Estate Ltd. (Retail)	4,700,323

Brazil — 0.2%
39,378	Multiplan Empreendimentos Imobiliarios SA (Retail)	837,132

Canada — 7.2%
336,400	Allied Properties Real Estate Investment Trust (REIT) (Office)	7,421,790
509,200	Chartwell Seniors Housing Real Estate Investment Trust (REIT) (Healthcare)	4,449,128
59,300	Extendicare Real Estate Investment Trust (REIT) (Health Care)	590,752
159,100	Homburg Canada Real Estate Investment Trust (REIT) (Diversified)	1,744,240
1,159,800	InnVest Real Estate Investment Trust (REIT) (Hotels)	8,104,735
359,900	TransGlobe Apartment REIT (REIT) (Diversified)	3,550,379

		25,861,024

China — 5.1%
1,186,000	China Overseas Land & Investment Ltd. Class H (Diversified)	2,501,216
2,792,000	China Resources Land Ltd. Class H (Diversified)	5,649,211
6,301,500	KWG Property Holding Ltd. Class H (Residential)	4,804,142
3,308,500	Shimao Property Holdings Ltd. Class H (Diversified)	5,478,924

		18,433,493

France — 10.5%
147,058	Klepierre SA (REIT) (Retail)	5,672,951
137,547	Nexity SA (Residential)	5,224,737
52,473	Societe Immobiliere de Location pour l’Industrie et le Commerce (REIT) (Office)	6,771,373
90,557	Unibail-Rodamco SE (REIT) (Diversified)	20,107,164

		37,776,225

Hong Kong — 21.2%
2,066,000	Henderson Land Development Co. Ltd. (Diversified)	14,680,267
1,916,000	Hongkong Land Holdings Ltd. (Office)	11,910,601

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
732,691	Hysan Development Co. Ltd. (Diversified)	$2,619,841
1,816,000	Kerry Properties Ltd. (Diversified)	9,857,961
1,648,475	Sun Hung Kai Properties Ltd. (Diversified)	28,362,183
1,346,000	The Wharf (Holdings) Ltd. (Diversified)	8,633,172

		76,064,025

Japan — 16.2%
183,800	AEON MALL Co. Ltd. (Retail)	4,467,128
479	BLife Investment Corp. (REIT) (Residential)	2,605,022
274	Frontier Real Estate Investment Corp. (REIT) (Diversified)	2,259,700
20	Fukuoka REIT Corp. (REIT) (Retail)	127,124
190	Japan Real Estate Investment Corp. (REIT) (Office)	1,728,036
1,167,000	Mitsubishi Estate Co. Ltd. (Diversified)	18,997,157
552,000	Mitsui Fudosan Co. Ltd. (Office)	9,313,595
382	Nippon Building Fund, Inc. (REIT) (Office)	3,347,889
663	Nomura Real Estate Office Fund, Inc. (REIT) (Office)	3,678,632
266,000	Sumitomo Realty & Development Co. Ltd. (Office)	5,505,586
628,000	Tokyu Land Corp. (Diversified)	2,602,205
166	Top REIT, Inc. (REIT) (Diversified)	930,535
376	United Urban Investment Corp. (REIT) (Diversified)	2,582,010

		58,144,619

Netherlands — 2.2%
784,644	ProLogis European Properties (Industrial)*	4,737,187
184,403	VastNed Offices/Industrial NV (REIT) (Office)	3,047,516

		7,784,703

Norway — 1.7%
3,477,540	Norwegian Property ASA (Diversified)*	6,016,790

Singapore — 6.8%
642,466	Ascendas Real Estate Investment Trust (REIT) (Industrial)	1,071,369
3,696,000	Cache Logistics Trust (REIT) (Industrial)*	2,738,972
8,789,461	Cambridge Industrial Trust (REIT) (Industrial)	3,644,656
3,525,000	CapitaLand Ltd. (Residential)	10,878,425
618,000	CapitaMall Trust (REIT) (Retail)	1,010,972
3,057,000	CDL Hospitality Trusts (REIT) (Hotels)	4,955,650

		24,300,044

Spain — 0.9%
339,854	Sol Melia SA (Hotels)	3,053,216

Sweden — 1.2%
389,771	Hufvudstaden AB Class A (Diversified)	4,205,180

Switzerland — 1.0%
50,419	PSP Swiss Property AG (Registered) (Office)*	3,725,411

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — 8.5%
156,555	Derwent London PLC (REIT) (Office)	$3,702,350
687,284	Great Portland Estates PLC (REIT) (Office)	3,692,486
1,302,666	Hammerson PLC (REIT) (Retail)	8,075,514
150,037	Intercontinental Hotels Group PLC (Hotels)	2,679,075
455,653	Land Securities Group PLC (REIT) (Diversified)	4,584,996
2,148,750	Metric Property Investments PLC (REIT) (Retail)*	3,578,000
999,579	Safestore Holdings PLC (Industrial)	1,949,668
984,417	Songbird Estates PLC (Office)*	2,336,430

		30,598,519

TOTAL COMMON STOCKS		$352,837,483

		Expiration
Units	Description	Month	Value
Right* — 0.0%
United Kingdom — 0.0%
984,417	Songbird Estates PLC (Office)*	10/10	$57,003

Warrant* — 0.0%
Hong Kong — 0.0%
409,600	Henderson Land Development Co. Ltd. (Diversified)	06/11	$118,252

Shares	Rate	Value
Short-term Investment(a) — 2.4%
JPMorgan U.S. Government Money Market Fund — Capital Shares
8,620,394	0.129%	$8,620,394

TOTAL INVESTMENTS — 100.7%		$361,633,132

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(2,483,424)

NET ASSETS — 100.0%		$359,149,708

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$345,844,059

Gross unrealized gain	17,672,107
Gross unrealized loss	(1,883,034)

Net unrealized security gain	$15,789,073

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS REAL ESTATE SECURITIES FUND
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 98.3%
Commercial — 31.9%
228,254	Alexandria Real Estate Equities, Inc. (REIT)	$15,977,780
277,609	AMB Property Corp. (REIT)	7,348,310
414,023	Boston Properties, Inc. (REIT)	34,413,592
358,596	Digital Realty Trust, Inc. (REIT)	22,125,373
646,600	Douglas Emmett, Inc. (REIT)	11,321,966
248,623	Kilroy Realty Corp. (REIT)	8,239,366
518,473	Liberty Property Trust (REIT)	16,539,289
1,355,577	ProLogis (REIT)	15,968,697
146,007	PS Business Parks, Inc. (REIT)	8,259,616
119,861	SL Green Realty Corp. (REIT)	7,590,797
468,034	Vornado Realty Trust (REIT)	40,030,948

		187,815,734

Health Care — 11.5%
528,085	HCP, Inc. (REIT)	19,000,498
514,337	Nationwide Health Properties, Inc. (REIT)	19,889,412
556,153	Ventas, Inc. (REIT)	28,680,810

		67,570,720

Leisure — 7.4%
203,093	Gaylord Entertainment Co.*	6,194,337
1,233,128	Hersha Hospitality Trust (REIT)	6,387,603
1,610,863	Host Hotels & Resorts, Inc. (REIT)	23,325,296
426,286	InterContinental Hotels Group PLC ADR	7,647,571

		43,554,807

Multifamily — 16.6%
430,758	American Campus Communities, Inc. (REIT)	13,112,274
121,065	AvalonBay Communities, Inc. (REIT)	12,582,285
376,171	Camden Property Trust (REIT)	18,044,923
243,040	Equity Residential (REIT)	11,561,413
121,178	Essex Property Trust, Inc. (REIT)	13,261,720
227,053	Home Properties, Inc. (REIT)	12,011,104
833,115	UDR, Inc. (REIT)	17,595,389

		98,169,108

Other — 1.0%
780,591	MFA Financial, Inc. (REIT)	5,955,909

Retail — 23.2%
472,068	Acadia Realty Trust (REIT)	8,969,292
397,032	Cedar Shopping Centers, Inc. (REIT)	2,413,955
1,199,876	Developers Diversified Realty Corp. (REIT)	13,462,609
752,918	Kimco Realty Corp. (REIT)	11,858,458
744,196	Simon Property Group, Inc. (REIT)	69,016,737
281,538	Tanger Factory Outlet Centers, Inc. (REIT)	13,271,701
414,526	The Macerich Co. (REIT)	17,803,892

		136,796,644

Self Storage — 6.7%
408,333	Public Storage, Inc. (REIT)	39,624,634

TOTAL COMMON STOCKS		$579,487,556

Shares	Rate	Value
Short-term Investment(a) — 1.1%
JPMorgan U.S. Government Money Market Fund — Capital Shares
6,354,592	0.129%	$6,354,592

TOTAL INVESTMENTS — 99.4%		$585,842,148

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		3,325,799

NET ASSETS — 100.0%		$589,167,947

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$469,534,723

Gross unrealized gain	116,785,722
Gross unrealized loss	(478,297)

Net unrealized security gain	$116,307,425

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SELECT SATELLITE FUNDS
Schedule of Investments
September 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management, L.P. (“GSAM”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets

GOLDMAN SACHS SELECT SATELLITE FUNDS
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy, as of September 30, 2010:

Absolute Return Tracker	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$56,042,730	$—
Common Stock and/or Other Equity Investments	32,563,863	—	—
U.S Treasuries and/or Other U.S. Government Obligations and Agencies	—	499,853,670	—
Short-term Investment	51,388,688	475,800,000	—
Derivatives	5,883,592	2,923,739	—

Total	$89,836,143	$1,034,620,139	$—

Liabilities
Derivatives	$(6,083,691)	$(12,128)	$—

Commodity Strategy	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations		$27,781,096	—

U.S Treasuries and/or Other U.S. Government Obligations and Agencies	193,363,303	102,542,039	—
Asset-Backed Securities	—	269,204	—
Government Guarantee Obligations	—	40,716,269	—
Short-term Investment	195,364,302	—	—
Derivatives	—	23,467,568	—

Total	$388,727,605	$194,776,176	$—

Liabilities
Derivatives	$(962,785)	$—	$—

GOLDMAN SACHS SELECT SATELLITE FUNDS
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Dynamic Allocation	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$5,409,058	$—
Common Stock and/or Other Equity Investments	17,448,419	—	—
U.S Treasuries and/or Other U.S. Government Obligations and Agencies	31,069,610	—	—
Short-term Investment	57,075,868	—	—
Derivatives	585,607	184,645	—

Total	$106,179,504	$5,593,703	$—

Liabilities
Derivatives	$(127,714)	$—	$—

International Real Estate Securities	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$26,698,156	$326,314,582 (a)	$—
Short-term Investment	8,620,394	—	—

Total	$35,318,550	$326,314,582	$—

(a) To adjust for the time difference between local market close and the calculation of net asset value, the Fund utilizes fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

Real Estate Securities	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$579,487,556	$—	$—
Short-term Investment	6,354,592	—	—

Total	$585,842,148	$—	$—

Commodity Index-Linked Structured Notes — The Absolute Return Tracker, Commodity Strategy and Dynamic Allocation Funds may invest in structured notes whose values are based on the price movements of a commodity index. Commodity index-linked structured notes are valued daily by the issuing counterparties under procedures approved by the trustees. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. These structured notes are subject to prepayment, credit and interest rate risks. The structured

GOLDMAN SACHS SELECT SATELLITE FUNDS
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
notes have an automatic redemption feature if the underlying index declines from the entrance date by the amount specified in the agreement. The Funds have the option to request prepayment from the issuer at any time. Interim payments received are recorded as net realized gains, and at maturity, or when a structured note is sold, the Funds record a realized gain or loss.
Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions, while the effect of changes in foreign currency exchange rates on fixed income securities held at period end is included with the net change in unrealized gain (loss) on investments on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or to seek to increase total return. All contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Fund on a daily basis and realized gains or losses are recorded on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds must set aside liquid assets, or engage in other appropriate measures to cover its obligations under these contracts.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.

GOLDMAN SACHS SELECT SATELLITE FUNDS
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     The following table sets forth, by certain risk types, the gross value of the Funds’ investment in derivative contracts for trading activities as of September 30, 2010. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Fund	Risk	Assets	Liabilities

Absolute Return Tracker	Equity	$5,883,592	$(6,083,691)
	Currency	2.923,739	(12,128)

Total		$8,807,331	$(6,095,819)

Commodity Strategy	Commodity	$23,467,568	$—
	Interest Rate	—	(962,785)

Total		$23,467,568	$(962,785)

Dynamic Allocation	Credit	$184,645	$—
	Interest Rate	341,686	—
	Equity	243,921	(127,714)

Total		$770,252	$(127,714)

Mortgage-Backed and Asset-Backed Securities — The Funds (except the Absolute Return Tracker Fund) may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the

GOLDMAN SACHS SELECT SATELLITE FUNDS
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all of the principal payments (the principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income. Payments received for PO’s are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded gains.
Repurchase Agreements — The Absolute Return Tracker Fund may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS SELECT SATELLITE FUNDS
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Short Sales — The Absolute Return Tracker and Dynamic Allocation Funds may engage in short selling. In these transactions, the Funds sell a financial instrument they do not own in anticipation of a decline in the market value of the instrument, then must borrow the instrument to make delivery to the buyer. The Funds are obligated to replace the financial instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by the Funds, which may result in a loss or gain, respectively. Unlike purchasing a financial instrument like a stock, where potential losses are limited to the purchase price and there is no upside limit on potential gain, short sales involve no cap on maximum losses, while gains are limited to the price of the stock at the time of the short sale.
     The Funds may, during the term of any short sale, withdraw the cash proceeds of such short sale and use these cash proceeds to purchase additional securities or for any other Fund purposes. Because cash proceeds are Fund assets which are typically used to satisfy the collateral requirements for the short sale, the reinvestment of these cash proceeds may require the Funds to post as collateral other securities that it owns. If the Funds reinvest the cash proceeds, the Funds might be required to post an amount greater than its net assets (but less than its total assets) as collateral. For these or other reasons, the Funds might be required to liquidate long and short positions at times that may be disadvantageous to the Funds.
     Short sales involve other costs. The Funds must normally repay to the lender an amount equal to any dividend and financing cost that accrues while the loan is outstanding. In addition, to borrow the security, the Funds may be required to pay a premium. The Funds will also incur transaction costs in effecting short sales. The amount of any ultimate gain for the Funds resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Funds may be required to pay in connection with short sale.
Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations. The Funds invest in the following types of swaps:
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in

GOLDMAN SACHS SELECT SATELLITE FUNDS
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Funds sell protection through a credit default swap, the Funds could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, the Funds, as sellers of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Funds may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Funds are entitled to a return of any assets, which have been pledged as collateral to the counterparty.
     The Funds’ credit default swaps are disclosed in the Additional Investment Information section of the Schedules of Investments. The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.
     A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.
Treasury Inflation-Protected Securities — The Funds may invest in treasury inflation-protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds’ distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

GOLDMAN SACHS SELECT SATELLITE FUNDS
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories (each a “Foreign Custodian”) appointed by the Fund’s custodian. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.
Funds’ Shareholder Concentration Risk — Certain Goldman Sachs Fund of Funds Portfolios and the Goldman Sachs Profit Sharing Master Trust may invest a significant percentage of their assets in the Funds. In the event the Fund of Funds Portfolios and/or the Profit Sharing Master Trust experience significant redemptions and/or reallocations, the Funds may be exposed to liquidity risk. In particular, the Funds may encounter difficulty meeting redemptions if unusual market conditions create an unfavorable environment in which the Funds are forced to liquidate their securities.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.
Portfolio Concentration Risk — The Real Estate Securities Fund and the International Real Estate Securities Fund invest primarily in securities of U.S. issuers and non-U.S. issuers, respectively, that are primarily engaged in or related to the real estate industry and has a policy of concentrating its investments in the real estate industry. Therefore, investments in the Funds are subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. Such risks include, but are not limited to, declines in property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes, and losses from casualty and condemnation.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	November 29, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	November 29, 2010

* Print the name and title of each signing officer under his or her signature.